Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($m)	Adjusted EBIT(6) ($m)
					Company TSR(4) ($)	Peer Group TSR(4)(5) ($)
2025	6,722,725	5,385,797	2,491,856	2,397,201	90	105	301	532
2024	8,642,216	10,556,908	2,032,894	2,397,246	102	123	352	549
2023	8,721,018	9,414,595	2,171,986	2,291,678	98	106	298	512
2022	6,805,161	3,692,477	1,715,941	1,096,076	106	105	258	429
2021	5,940,377	3,389,548	1,480,706	1,022,817	108	114	324	492

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(1) Scott Huckins was our PEO for all of 2025 and Lance Mitchell was our PEO for all of 2024, 2023, 2022 and 2021. The non-PEO NEOs represent the following individuals for each of the years shown:
•2025: Nathan Lowe, CFO, Jill Barnett, Chief Legal Officer and Corporate Secretary, Ryan Clark, President, Hefty Tableware and Carlen Hooker, Chief Commercial Officer;
•2024: Scott Huckins, who served as CFO (a non-PEO NEO) for the entirety of the reporting year, Rachel Bishop, President, Hefty Tableware, Judith Buckner, President, Reynolds Cooking & Baking and Steve Estes, Chief Administrative Officer;
•2023: Scott Huckins, CFO, Rachel Bishop, President, Hefty Tableware, Judith Buckner, President, Reynolds Cooking & Baking, Lisa Smith, President, Hefty Waste and Storage and Michael Graham, former CFO;
•2022: Michael Graham, CFO, Rachel Bishop, President, Hefty Tableware, Judith Buckner, President, Reynolds Cooking & Baking, Lisa Smith, President, Hefty Waste and Storage and Craig Cappel, former President, Reynolds Cooking & Baking; and
	•2021: Michael Graham, CFO, Craig Cappel, former President, Reynolds Cooking & Baking, Stephan Pace, President, Sales and Chief Customer Officer and Steve Estes, Chief Administrative Officer.
Peer Group Issuers, Footnote	The complete list of our peer group used for the TSR calculation is the same group of companies used by us for purposes of the performance graph in our Annual Report on Form 10-K and comprises: Church & Dwight Co., Inc., The Clorox Company, Colgate-Palmolive Company, Energizer Holdings, Inc., Kimberly-Clark Corporation, Newell Brands Inc., The Procter & Gamble Company, The Scotts Miracle-Gro Company, Spectrum Brands Holdings, Inc. and WD-40 Company.
PEO Total Compensation Amount	$ 6,722,725	$ 8,642,216	$ 8,721,018	$ 6,805,161	$ 5,940,377
PEO Actually Paid Compensation Amount	$ 5,385,797	10,556,908	9,414,595	3,692,477	3,389,548
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation for 2025 (the equity adjustments for 2021-2024 were set forth in the proxy statements for our 2024 and 2023 annual meeting of stockholders):
PEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)(i)	Additions to SCT Total ($)(ii)	CAP ($)
2025	6,722,725	(4,856,684)	3,519,756	5,385,797
Represents the following:

Year	Grant Date Fair Value of Covered Year Equity Awards ($)	Change in Fair Value at Covered Year End from Prior Year End of Prior Years' Awards that were Unvested at the End of Covered Year ($)	Change in Fair Value at Vesting Date from Prior Year End of Prior Years' Awards that Vested in Covered Year ($)	Deductions from SCT Total ($)
2025	(4,499,988)	(316,536)	(40,160)	(4,856,684)

(ii)    Represents the following:

Year	Fair Value at Covered Year End of Equity Awards Granted in Covered Year ($)	Additions to SCT Total ($)
2025	3,519,756	3,519,756

Non-PEO NEO Average Total Compensation Amount	$ 2,491,856	2,032,894	2,171,986	1,715,941	1,480,706
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,397,201	2,397,246	2,291,678	1,096,076	1,022,817
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)(iii)	Additions to SCT Total ($)(iv)	CAP ($)
2025	2,491,856	(1,618,964)	1,524,309	2,397,201
(iii)    Represents the following:

Year	Grant Date Fair Value of Covered Year Equity Awards ($)	Change in Fair Value at Covered Year End from Prior Year End of Prior Years' Awards that were Unvested at the End of Covered Year ($)	Deductions from SCT Total ($)
2025	(1,604,935)	(14,029)	(1,618,964)
(iv)    Represents the following:

Year	Fair Value at Covered Year End of Equity Awards Granted in Covered Year ($)	Change in Fair Value at Vesting Date from Prior Year End of Prior Years' Awards that Vested in Covered Year ($)	Additions to SCT Total ($)
2025	1,524,123	186	1,524,309

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Cumulative Company TSR and Cumulative Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted EBIT
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Cumulative Company TSR and Cumulative Peer Group TSR
Tabular List, Table

Most Important Performance Measures
• Adjusted EBIT
• Revenue
• Adjusted Earnings per Share
• Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 90	102	98	106	108
Peer Group Total Shareholder Return Amount	105	123	106	105	114
Net Income (Loss)	$ 301,000,000	$ 352,000,000	$ 298,000,000	$ 258,000,000	$ 324,000,000
Company Selected Measure Amount	532,000,000	549,000,000	512,000,000	429,000,000	492,000,000
PEO Name	Scott Huckins	Lance Mitchell	Lance Mitchell	Lance Mitchell	Lance Mitchell
Additional 402(v) Disclosure
None of the NEOs are accruing benefits under a pension plan for services rendered in any of the covered years, and therefore no additions are required for pension plan service cost in determining CAP.
(3)    Assumptions used in the valuation of equity awards for purposes of calculating compensation actually paid were the same as at the grant date except for adjusting for expected and actual performance of PSUs at each measurement date.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for fiscal 2025 to our company’s performance is Adjusted EBIT. Adjusted EBIT is a non-GAAP financial measure. Refer to Appendix A to this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.
Measure:: 6
Pay vs Performance Disclosure
Non-GAAP Measure Description	Total shareholder return as calculated based on a fixed investment of $100 measured from the market close on December 31, 2020 through and including the end of the fiscal year for each year reported in the table.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Deductions	$ (4,856,684)
Adjustment to Compensation Amount, Additions	3,519,756
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,499,988)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,519,756
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(316,536)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,160)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Deductions	(1,618,964)
Adjustment to Compensation Amount, Additions	$ 1,524,309
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	• Adjusted EBIT
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	• Revenue
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	• Adjusted Earnings per Share
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	• Adjusted Free Cash Flow
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,604,935)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,029)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186
Non-PEO NEO | Equity Awards in Current Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,524,123